Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Series
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 99.11%Δ
Denmark − 2.73%
Novo Nordisk Class B	32,190	$ 5,112,460
		5,112,460
France − 20.57%
Air Liquide	55,810	9,341,965
Danone	159,540	9,927,157
Kering	4,680	3,053,364
Orange	422,080	5,014,385
Publicis Groupe	40,330	3,148,152
Sodexo	81,930	8,002,154
		38,487,177
Germany − 13.93%
adidas AG	46,410	8,227,218
Fresenius Medical Care AG & Co.	103,490	4,392,555
Knorr-Bremse	59,750	3,980,004
SAP	74,870	9,453,875
		26,053,652
Japan − 9.70%
Asahi Group Holdings	51,500	1,916,729
Kao	152,000	5,916,643
KDDI	82,800	2,553,367
Makita	214,800	5,349,567
Seven & i Holdings	53,600	2,421,334
		18,157,640
Netherlands − 6.59%
Koninklijke Ahold Delhaize	360,660	12,321,996
		12,321,996
Spain − 5.03%
Amadeus IT Group †	140,160	9,402,432
		9,402,432
Sweden − 10.40%
Essity Class B	263,520	7,527,159
H & M Hennes & Mauritz Class B	267,690	3,827,309
Securitas Class B	909,960	8,094,679
		19,449,147
	Number of shares	Value (US $)
Common StocksΔ (continued)
Switzerland − 12.43%
Nestle	83,660	$ 10,200,711
Roche Holding	22,870	6,534,933
Swatch Group	18,940	6,522,762
		23,258,406
United Kingdom − 17.73%
Diageo	224,920	10,038,107
Intertek Group	102,870	5,152,215
Smith & Nephew	655,380	9,110,138
Unilever	171,390	8,881,264
		33,181,724
Total Common Stocks (cost $188,246,720)		185,424,634

Exchange-Traded Funds – 0.28%
iShares MSCI EAFE ETF	530	37,906
iShares Trust iShares ESG Aware MSCI EAFE ETF	6,300	452,592
Vanguard FTSE Developed Markets ETF	860	38,846
Total Exchange-Traded Funds (cost $459,561)		529,344

Total Value of Securities−99.39% (cost $188,706,281)		185,953,978
Receivables and Other Assets Net of Liabilities — 0.61%		1,140,805
Net Assets Applicable to 11,165,142 Shares Outstanding — 100.00%	$187,094,783
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
The following foreign currency exchange contracts were outstanding at March 31, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
BNYM	JPY	(4,743,052)	USD	35,801	4/3/23	$64
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) isreflected in the Series' net assets.
NQ-FL6 [3/23] 5/23 (2912852)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Series
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
Summary of abbreviations: (continued)
MSCI – Morgan Stanley Capital International
Summary of currencies:
JPY – Japanese Yen
USD – US Dollar
2    NQ-FL6 [3/23] 5/23 (2912852)